Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2020
Prepaid expense and other current assets
Prepaid expense and other current assets

12      Prepaid expense and other current assets

As of December 31, 2020, prepaid expense and other current assets were comprised of prepaid server hosting fees and software licenses EUR 7,688 thousand (2019: EUR 7,788 thousand), advance payments to the Group’s partners for online payment services amounting to EUR 789 thousand (2019: EUR 2,168 thousand) and prepaid rent represents 960 thousand (2019: EUR 904 thousand). The remaining amount of EUR 968 thousand is related to insurance and other goods and services (2019: EUR 1,733 thousand).